INCOME TAXES Schedule of tax effects of temporary differences that give rise to significant future tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Net, Noncurrent	$ 12,197	$ 16,039
Deferred income tax assets (liabilities)
Property and equipment	1,470	2,223
Non capital loss carry-forwards	87,854	63,094
Capital loss carry-forwards	3,166	4,321
Scientific research and development expenses and credits	23,829	25,651
Reserves and other	14,927	13,201
Investments	(16,611)	0
Acquired intangibles	(13,761)	(9,102)
Future income tax assets ,Total	100,874	99,388
Valuation allowance	96,379	94,807
Total	4,495	4,581
Liabilities
Non-current	(7,702)	(11,458)
Total	$ 4,495	$ 4,581